Selling, general and administrative expenses	12 Months Ended
Mar. 31, 2026
Analysis of income and expense [abstract]
Selling, general and administrative expenses	Selling, general and administrative expenses
Selling, general and administrative expenses consist of the following:

	For the fiscal year ended March 31,
(Unit： In millions)	2024	2025	2026
Personnel expenses	¥2,287	¥2,684	¥5,121
Advertising and promotion expenses	661	1,874	1,588
Professional fees	710	6,163	2,632
Communication expenses	769	786	1,282
Subcontract expenses	473	857	1,401
Depreciation and amortization	679	727	773
Business management fee	458	397	—
Transaction related costs	335	423	334
Subcontract labor costs	130	142	223
Tax expenses	116	100	426
Others	139	305	712
Total	¥6,757	¥14,458	¥14,492
Employee benefit expenses are as follows:

	For the fiscal year ended March 31,
(Unit： In millions)	2024	2025	2026
Wages and salaries	¥2,009	¥2,271	¥3,294
Social security contributions	244	302	498
Share-based compensation	—	—	1,320
Termination benefits	1	39	282
Other	28	5	54
Total	¥2,282	¥2,617	¥5,448
These expenses are included in “Selling, general and administrative expenses” in the consolidated statements of profit or loss and other comprehensive income, and in “Intangible assets” in the consolidated statements of financial position. Directly attributable costs associated with software development, including cost of employee benefits and consultant fee are capitalized, which were ¥261 million, ¥291 million and ¥327 million in the year ended March 31, 2024, 2025 and 2026, respectively.